CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents		$ 72,183	$ 53,964
Investment in marketable securities		6,663	358
Accounts receivable (net of allowance for doubtful accounts)		39,343	45,090
Other current assets (Note 2)		38,624	49,201
Inventories (Note 4)		22,622	25,537
Total current assets		179,435	174,150
Long-term investments and other assets
Investments in affiliated companies (Note 5A)		908	1,666
Investments in other companies (Note 5B)		1,263	3,260
Other non-current assets (Note 6)		2,953	3,365
Deferred income taxes (Note 17)		11,910	10,385
Funds in respect of employee rights upon retirement		13,558	11,476
Total non-current assets		30,592	30,152
Property and equipment, net (Note 7)		37,653	45,900
Operating lease right of use assets, net (Note 8)		5,548	12,626
Intangible assets, net (Note 9)		19,382	26,321
Goodwill (Note 10)	[1]	39,862	50,086
Total assets		312,472	339,235
Current liabilities
Credit from banking institutions (Note 11)		20,388	18,110
Accounts payable		19,716	22,656
Deferred revenues		24,351	29,146
Obligation to purchase non-controlling interests (Notes 1Y,3)		10,595
Other current liabilities (Note 12)		37,677	31,153
Total current liabilities		112,727	101,065
Long-term liabilities
Deferred income taxes (Note 17)		2,494	2,867
Loan from bank institution (Note 11B)		34,068	49,803
Liability for employee rights upon retirement		19,715	17,000
Deferred revenues		8,536	9,763
Operating lease liabilities, non-current		2,692	10,839
Other non-current liabilities		2,341	241
Obligation to purchase non-controlling interests (Notes 1Y,3)			11,743
Total non-current liabilities		69,846	102,256
Stockholders' equity (Note 14)
Share capital - ordinary shares of NIS 0.333 par value: Authorized - December 31, 2020 and 2019 - 60,000,000 shares Issued and outstanding - December 31, 2020 and 2019 - 23,475,431 shares		1,983	1,983
Additional paid- in capital		78,304	78,680
Accumulated other comprehensive income		(38,832)	(25,865)
Retained earnings		127,684	116,479
Treasury stock at cost - December 31, 2020 and 2019 - 2,662,125 shares.		(41,947)	(41,947)
Stockholders' equity		127,192	129,330
Non-controlling interests		2,707	6,584
Total equity		129,899	135,914
Total liabilities and equity		$ 312,472	$ 339,235

[1]	The accumulated amount of goodwill impairment loss as of December 31, 2020, and 2019 was US$ 29.89 million and US$ 19.39 million, respectively.